Selected cash flow information - Changes in Liabilities and Equity Arising from Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Changes in liabilities arising from financing activities [abstract]
Borrowings on revolving facility	$ 0.0	$ 8.8	$ (41.3)
Deferred financing fees on term loan	0.0	0.3	0.0
Original issue discount			2.2
Interest rate modification	0.0	0.0	(5.9)
Changes in equity arising from financing activities [Roll Forward]
Shareholders’ equity, opening balance	243.6	146.1	142.7
Exercise of stock options	3.1	1.2	0.1
Issuance of common shares in business combination	1.5
Contributed surplus on exercise of stock options	(3.1)	(1.2)	(0.1)
Shareholders’ equity, closing balance	399.1	243.6	146.1
Revolving facility
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	(1.7)	6.6
Borrowings on revolving facility		(8.9)
Deferred financing costs	0.5	0.6
Liabilities arising from financing activities at end of period	(1.2)	(1.7)	6.6
Term loan
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	137.1	139.4
Deferred financing fees on term loan		(0.3)
Original issue discount	0.9	0.9
Embedded derivative	0.2	0.2
Interest rate modification	1.2	1.2
Deferred financing costs	0.3	0.3
Unrealized foreign exchange gain	5.5	(4.6)
Liabilities arising from financing activities at end of period	145.2	137.1	139.4
Accrued liabilities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	0.0	4.3
Original issue discount		4.4
Realized foreign exchange gain		0.1
Liabilities arising from financing activities at end of period		0.0	4.3
Share capital
Changes in equity arising from financing activities [Roll Forward]
Shareholders’ equity, opening balance	106.1	103.3	60.2
Issuance of common shares in business combination	1.5
Contributed surplus on exercise of stock options	(5.0)	(2.8)	(0.1)
Shareholders’ equity, closing balance	112.6	106.1	103.3
Contributed Surplus
Changes in equity arising from financing activities [Roll Forward]
Shareholders’ equity, opening balance	4.5	4.1	57.7
Contributed surplus on exercise of stock options	1.9	1.6
Shareholders’ equity, closing balance	$ 9.2	$ 4.5	$ 4.1